United States
                       Securities and Exchange Commission
                             Washington, DC 20549
                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year Or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:             Edgemoor Investment Advisors, Inc.
Address:          1900 M Street, NW
                  Suite 600
                  Washington, DC 20036
13F File Number:  28-11064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Freeman N. Jelks III
Title:            Compliance Officer
Phone:            202-530-3327
Signature,                 Place,               and Date of Signing:
/s/ Freeman N. Jelks III   Washington DC        April 22, 2008

Report Type (Check only one.):    [X] 13F HOLDINGS REPORT.
                                  [ ] 13F NOTICE.
                                  [ ] 13F COMBINATION REPORT.
List of Other Managers:  None

                             Form 13F Summary Page

Report Summary:
Number of Included Managers:                                   0
Form 13F Information Table Entry Total:                      123
Form 13F Information Table Value Total (in thousands):  $340,180

List of Other Included Managers:  None


FORM 13-F INFORMATION TABLE
EDGEMOOR INVESTMENT ADVISORS, INC.
MARCH 31, 2008

          COLUMN 1               COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
          --------               --------  --------  --------  ----------------   --------  --------  --------------------------

                                   TITLE              VALUE    SHRS OR  SH/  PUT/  INVEST.   OTHER        VOTING AUTHORITY
NAME OF ISSUER                     CLASS    CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRET.  MGRS.     SOLE       SHARED    NONE
---------------------------------  -----  ---------  --------  -------  ---  ----  --------  -----   ---------    ------    ----

3M Co.                             COM    88579Y101    7,344    92,789  SH         SOLE                92,789
AES Corp.                          COM    00130H105      915    54,902  SH         SOLE                54,902
AES Trust III                      PFD    00808N202      410     8,810  SH         SOLE                 8,810
AES Trust VII                      PFD    00103V305      323     6,500  SH         SOLE                 6,500
AGL Res                            COM    001204106      283     8,255  SH         SOLE                 8,255
Adelphia Recovery Trust            COM    00685R409       20   291,372  SH         SOLE               291,372
Alcoa Inc.                         COM    013817101    5,078   140,813  SH         SOLE               140,813
Amer Electric Power Co.            COM    025537101    2,468    59,288  SH         SOLE                59,288
Ameren Corp.                       COM    023608102    1,378    31,300  SH         SOLE                31,300
American Express Co.               COM    025816109      258     5,910  SH         SOLE                 5,910
Amgen Inc.                         COM    031162100    2,499    59,809  SH         SOLE                59,809
Anheuser Busch Co. Inc.            COM    035229103    9,531   200,872  SH         SOLE               200,872
Apartment Invest. & Mgt. Pfd. Y    PFD    03748R796      306    13,800  SH         SOLE                13,800
Apollo Group Inc. - A              COM    037604105      299     6,930  SH         SOLE                 6,930
Atmos Energy Corp.                 COM    049560105    1,983    77,769  SH         SOLE                77,769
Automatic Data Process.            COM    053015103    9,189   216,765  SH         SOLE               216,765
Avon Products Inc.                 COM    054303102    5,384   136,161  SH         SOLE               136,161
BCE Inc.                           COM    05534B760      852    25,268  SH         SOLE                25,268
BT Group Inc.                      COM    05577E101      962    22,316  SH         SOLE                22,316
Bank of America Corp.              COM    060505104    7,434   196,107  SH         SOLE               196,107
Barclays Bank PLC ADR              COM    06738E204    3,827   105,721  SH         SOLE               105,721
Berkshire Hathaway - A - 1/100ths  COM    084990175    3,869     2,900  SH         SOLE                 2,900
Berkshire Hathaway Inc. - B        COM    084670207   19,734     4,412  SH         SOLE                 4,412
Biogen Idec Inc.                   COM    09062X103      406     6,575  SH         SOLE                 6,575
Biomed Realty Tr PFD A             PFD    09063H206      294    13,250  SH         SOLE                13,250
Broadridge Financial Solutions     COM    11133T103      791    44,922  SH         SOLE                44,922
Carmax Inc.                        COM    143130102    7,553   388,907  SH         SOLE               388,907
Cemex S.A.B. de C.V                COM    151290889    4,850   185,666  SH         SOLE               185,666
CenterPoint Energy                 COM    15189T107      821    57,568  SH         SOLE                57,568
Chevrontexaco Corp.                COM    166764100      335     3,926  SH         SOLE                 3,926
Cisco Systems Inc.                 COM    17275r102    6,431   266,973  SH         SOLE               266,973
Comcast Corp. 6.6% Pfd.            PFD    20030N507      332    14,650  SH         SOLE                14,650
Comcast Corp. 6.8% Pfd.            PFD    20030N408      497    21,100  SH         SOLE                21,100
Comcast Corp. 7.0% Pfd.            PFD    20030N309      354    14,400  SH         SOLE                14,400
ConocoPhillips                     COM    20825C104    1,316    17,269  SH         SOLE                17,269
Consol Tomoka Land Fla             COM    210226106      688    12,272  SH         SOLE                12,272
Corts Provident Trust 1 Pfd.       PFD    22080X203      743    30,380  SH         SOLE                30,380
Corts UnumProvident                COM    22081B200      222     9,500  SH         SOLE                 9,500
Cross Timbers Royalty Trust        COM    22757R109    1,713    34,925  SH         SOLE                34,925
Crosstex Energy LP                 COM    22765U102      764    24,842  SH         SOLE                24,842
Crosstex Energy, Inc.              COM    22765Y104    2,440    71,860  SH         SOLE                71,860
Devon Energy Corp.                 COM    25179M103   11,992   114,945  SH         SOLE               114,945
Diageo PLC ADR                     COM    25243Q205   10,486   128,948  SH         SOLE               128,948
Dominion Resources Inc.            COM    25746U109    3,036    74,350  SH         SOLE                74,350
Dover Corp.                        COM    260003108      315     7,550  SH         SOLE                 7,550
Duke Energy Corp.                  COM    26441C105    2,575   144,279  SH         SOLE               144,279
Enbridge Energy Mgmt               COM    29250X103    1,921    39,509  SH         SOLE                39,509
Enbridge Energy Ptrs. LP           COM    29250R106    1,389    29,211  SH         SOLE                29,211
Enel SPA ADR                       COM    29265W108    3,011    56,562  SH         SOLE                56,562
Energy East Corp.                  COM    29266M109    1,904    78,945  SH         SOLE                78,945
Energy Transfer Partners           COM    29273R109    1,834    40,156  SH         SOLE                40,156
Enerplus Resources Fund            COM    29274D604      564    12,996  SH         SOLE                12,996
Eon AG ADS                         COM    268780103      500     8,013  SH         SOLE                 8,013
ExxonMobil Corp.                   COM    30231G102    1,005    11,881  SH         SOLE                11,881
Fairpoint Communications           COM    305560104    1,541   170,873  SH         SOLE               170,873
Fastenal Co.                       COM    311900104   10,852   236,269  SH         SOLE               236,269
Felcor Lodging Trust Inc. Pfd. A   PFD    31430F200    1,293    65,815  SH         SOLE                65,815
Felcor Lodging Trust Inc. Pfd. C   PFD    31430F507    1,153    58,670  SH         SOLE                58,670
Fording Canadian Coal Trust        COM    345425102      217     4,165  SH         SOLE                 4,165
Gatx Corp.                         COM    361448103    1,186    30,365  SH         SOLE                30,365
General Mills Inc.                 COM    370334104    7,475   124,841  SH         SOLE               124,841
Great Plains Energy Inc.           COM    391164100    1,687    68,458  SH         SOLE                68,458
Heineken Hldg New Ord              COM    N39338194      986    19,528  SH         SOLE                19,528
Hersha Hospitality Trust Pfd. A    PFD    427825203      334    15,900  SH         SOLE                15,900
Hilltop Holdings Pfd. A            PFD    432748200    1,485    70,575  SH         SOLE                70,575
Intel Corp.                        COM    458140100      320    15,111  SH         SOLE                15,111
International Game Tech.           COM    459902102    5,245   130,449  SH         SOLE               130,449
Ishares MSCI Japan Index Fund      COM    464286848    5,431   439,006  SH         SOLE               439,006
Johnson & Johnson                  COM    478160104    9,700   149,528  SH         SOLE               149,528
Kinder Morgan Energy Ptrs.         COM    494550106    2,658    48,607  SH         SOLE                48,607
Kinder Morgan Mgmt.                COM    49455U100    3,392    66,554  SH         SOLE                66,554
Liberty Entertainment - A          COM    53071M500    1,707    75,416  SH         SOLE                75,416
Liberty Global Inc. - A            COM    530555101      325     9,523  SH         SOLE                 9,523
Liberty Global Inc. - C            COM    530555309      340    10,476  SH         SOLE                10,476
Liberty Media Capital - A          COM    53071M302      297    18,854  SH         SOLE                18,854
Liberty Media Interactive - A      COM    53071M104    1,515    93,873  SH         SOLE                93,873
M I Homes Inc. Pfd.                PFD    55305B200    1,688    91,170  SH         SOLE                91,170
MBNA Capital E                     COM    55270B201      286    11,410  SH         SOLE                11,410
MFA Mortgage Investments Pfd. A    PFD    55272X201      297    14,100  SH         SOLE                14,100
Markel Corp.                       COM    570535104      625     1,420  SH         SOLE                 1,420
Medtronic Inc.                     COM    585055106    2,635    54,472  SH         SOLE                54,472
Merrill Lynch Depositor Inc.       COM    740434881      221     9,400  SH         SOLE                 9,400
Methanex Corp.                     COM    59151K108    1,015    38,801  SH         SOLE                38,801
Nestle SA ADR                      COM    641069406    9,434    75,211  SH         SOLE                75,211
Novartis AG ADR                    COM    66987V109    9,217   179,914  SH         SOLE               179,914
Nstar                              COM    67019E107      925    30,396  SH         SOLE                30,396
Old Republic Intl Corp.            COM    680223104      129    10,008  SH         SOLE                10,008
Penn West Energy Trust             COM    707885109    2,152    76,912  SH         SOLE                76,912
Potlatch Corp.                     COM    737630103    2,382    57,715  SH         SOLE                57,715
Potomac Electric Pwr Co.           COM    713291102    1,008    40,770  SH         SOLE                40,770
Procter & Gamble Co.               COM    742718109   10,725   153,056  SH         SOLE               153,056
Progressive Corp. Ohio             COM    743315103      642    39,960  SH         SOLE                39,960
Provident Energy Trust             COM    74386K104      905    85,373  SH         SOLE                85,373
Rayonier Inc.                      COM    754907103    2,620    60,302  SH         SOLE                60,302
Royal Dutch Shell PLC ADR - A      COM    780259206      208     3,010  SH         SOLE                 3,010
Sears Holdings Corp                COM    812350106    1,967    19,272  SH         SOLE                19,272
Siemens AG                         COM    826197501    4,453    40,873  SH         SOLE                40,873
Spectra Energy                     COM    847560109      979    43,035  SH         SOLE                43,035
Sunstone Hotel Investors Pfd. A    PFD    867892200      676    36,050  SH         SOLE                36,050
Sysco Corp.                        COM    871829107    5,552   191,329  SH         SOLE               191,329
TC Pipelines LP                    COM    87233q108      640    18,567  SH         SOLE                18,567
Tejon Ranch Co.                    COM    879080109      927    24,850  SH         SOLE                24,850
Telecom Corp. Of New Zealand       COM    879278208    2,699   181,489  SH         SOLE               181,489
Teva Pharmaceuticals Ltd.          COM    881624209      332     7,188  SH         SOLE                 7,188
TierOne Financial                  COM    88650R108      321    28,463  SH         SOLE                28,463
Time Warner                        COM    887317105    2,949   210,355  SH         SOLE               210,355
Toyota Industries                  COM    J92628106    3,617   101,700  SH         SOLE               101,700
Tupperware Corp.                   COM    899896104      791    20,450  SH         SOLE                20,450
United Parcel Service - B          COM    911312106    8,458   115,828  SH         SOLE               115,828
United Utilities ADR               COM    91311Q105    3,088   112,515  SH         SOLE               112,515
Unumprovident Corp.                COM    91529Y106      591    26,850  SH         SOLE                26,850
Verizon Communications             COM    92343v104    2,657    72,897  SH         SOLE                72,897
Vodaphone Group ADR                COM    92857W209    1,211    41,028  SH         SOLE                41,028
Wal-Mart Stores Inc.               COM    931142103      783    14,867  SH         SOLE                14,867
Weight Watchers Int'l.             COM    948626106    1,452    31,340  SH         SOLE                31,340
Wesco Financial Corp.              COM    950817106    5,962    14,757  SH         SOLE                14,757
Westar Energy Inc.                 COM    95709T100      606    26,600  SH         SOLE                26,600
Western Union Co.                  COM    959802109   10,398   488,843  SH         SOLE               488,843
XTO Energy Co.                     COM    98385X106      524     8,468  SH         SOLE                 8,468
Xcel Energy Inc.                   COM    98389B100    1,682    84,327  SH         SOLE                84,327
YRC Worldwide Inc.                 COM    984249102    3,750   285,836  SH         SOLE               285,836
Zimmer Holdings Inc.               COM    98956P102    3,033    38,949  SH         SOLE                38,949
eBay Inc.                          COM    278642103    8,399   281,464  SH         SOLE               281,464
